Related Party Transaction (Narrative) (Detail) - Pacific Oaks Plaza [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Chairman and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Rent revenue from related party	$ 7,000	$ 7,000	$ 14,000	$ 14,000
Chairman and Chief Executive Officer and Another Related Party [Member]
Related Party Transaction [Line Items]
Rent revenue from related party					$ 36,000	$ 36,000